Sterling Capital Equity Index Fund | Prospectus, Class A, B and C
Summary Sterling Capital Equity Index Fund (formerly BB&T Equity Index Fund)
Investment Objective
The Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the Standard & Poor’s 500® Index (the “S&P 500® Index”).
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 25 of the Fund’s prospectus and in “Sales Charges” on page 18 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)	[1]
Shareholder Fees Sterling Capital Equity Index Fund	Class A, Sterling Capital Equity Index Fund	Class B, Sterling Capital Equity Index Fund		Class C, Sterling Capital Equity Index Fund
Shareholder Fees Column [Text]	Class A Shares	Class B Shares		Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	5.00%	[1]	1.00%
Redemption Fee	none	none		none
[1]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Sterling Capital Equity Index Fund	Class A, Sterling Capital Equity Index Fund		Class B, Sterling Capital Equity Index Fund	Class C, Sterling Capital Equity Index Fund
Operating Expenses Column [Text]	Class A Shares		Class B Shares	Class C Shares
Management Fees	0.05%		0.05%	0.05%
Distribution and Service (12b-1) Fees	0.50%		1.00%	1.00%
Other Expenses	0.70%		0.70%	0.70%
Total Annual Fund Operating Expenses	1.25%		1.75%	1.75%
Fee Waiver or Expense Reimbursement	(0.25%)	[1]	none	none
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.00%	[1]	1.75%	1.75%
[1]	The Fund's Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A Shares of the Fund to 0.25% for the period from May 1, 2011 through April 30, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

Example	[2]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on April 30, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Equity Index Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Sterling Capital Equity Index Fund	Class A Shares	671	925	1,199	1,979
Class B, Sterling Capital Equity Index Fund	Class B Shares	578	851	1,049	1,931
Class C, Sterling Capital Equity Index Fund	Class C Shares	178	551	949	2,062

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Equity Index Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Sterling Capital Equity Index Fund	Class A Shares	671	925	1,199	1,979
Class B, Sterling Capital Equity Index Fund	Class B Shares	178	551	949	1,931
Class C, Sterling Capital Equity Index Fund	Class C Shares	178	551	949	2,062

Portfolio Turnover
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Master Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Strategy

To pursue its investment objective, the Fund presently invests all of its assets in the Master Portfolio, which is a series of Master Investment Portfolio, an open-end, management investment company. The Master Portfolio has substantially the same investment objective as the Fund. For simplicity’s sake, all discussions of the Fund’s investment objective, strategies, and risks refer also to the Master Portfolio’s objective, strategies, and risks, unless otherwise indicated.

The Master Portfolio seeks to replicate the total return performance of the S&P 500® Index, which is a widely used measure of large U.S. company stock performance. The S&P 500® Index consists of the common stocks of 500 major corporations selected according to:

• Size

•Frequency and ease of stock trading, and

•Representation of the size and diversity of the American economy.

The weightings of stocks in the S&P 500® Index are based on each stock’s relative total float-adjusted market value of outstanding shares, that is, its market price per share times the number of shares readily available to the general public for trading purposes. The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500® Index. The Master Portfolio is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Master Portfolio’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500® Index.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Index Fund Risk: An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500® Index as closely as possible, it will tend to underperform the index to some degree over time.

Index Investing: The Fund attempts to track the performance of the S&P 500® Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. The Fund reserves the right to concentrate its investments with respect to investments in any industry in which the S&P 500® Index becomes concentrated to the same degree during the same period. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry. Imperfect correlation between the Fund’s portfolio securities and those in the S&P 500® Index, Fund fees and expenses, maintenance of cash balances to meet redemption requests, rounding of prices and changes to an index and regulatory policies may cause tracking error, which is the divergence of the Fund’s performance from that of the Fund’s benchmark index.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — stocks in the S&P 500® Index — will underperform other kinds of investments or market averages.

Investment Company Risk: Investing in the Master Portfolio subjects the Fund to the Master Portfolio’s risks, including the risk that the Master Portfolio will not perform as expected. As a shareholder in the Master Portfolio, the Fund, and indirectly the Fund’s shareholders, bear a ratable share of the Master Portfolio’s expenses, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

Selection Risk: Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31	[3]

Best quarter: 15.57% 06/30/09 Worst quarter: –21.99% 12/31/08
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Sterling Capital Equity Index Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Class A, Sterling Capital Equity Index Fund	Class A Shares	Return Before Taxes		7.49%	[1]	0.43%	[1]	0.25%	[1]	7.08%	[1]	Sep 11, 2000
Return Before Taxes Class B, Sterling Capital Equity Index Fund	Class B Shares			9.30%	[1]	0.67%	[1]	0.03%	[1]	6.61%	[1]	Sep 11, 2000
Return Before Taxes Class C, Sterling Capital Equity Index Fund	Class C Shares			13.28%	[2]	0.87%	[2]	0.14%	[2]	6.68%	[2]	May 1, 2001
Return After Taxes on Distributions Class A, Sterling Capital Equity Index Fund	Class A Shares	Return After Taxes on Distributions		7.28%	[1]	0.21%	[1]	(0.01%)	[1]	6.91%	[1]	Sep 11, 2000
Return After Taxes on Distributions and Sale of Fund Shares Class A, Sterling Capital Equity Index Fund	Class A Shares	Return After Taxes on Distributions and Sale of Fund Shares		5.10%	[1]	0.35%	[1]	0.13%	[1]	6.34%	[1]	Sep 11, 2000
S&P 500 Index		S&P 500® Index	(reflects no deductions for fees, expenses, or taxes)	15.06%		2.29%		1.41%		8.10%		Jun 30, 1993
[1]	Performance information for Class A and B Shares prior to September 11, 2000 is based on the Master Portfolio and has been adjusted to reflect applicable sales charges, Rule 12b-1 fees and other expenses applicable to each respective share class.
[2]	Performance for Class C Shares for periods prior to inception on May 1, 2001 is based on Class B Share performance.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares will vary.

[1]	The Shareholder Fees and Annual Fund Operating Expenses tables reflect the expenses of both the S&P 500 Stock Master Portfolio (the "Master Portfolio") and the Fund.
[2]	The Example reflects the expenses of both the Master Portfolio and the Fund.
[3]	Performance information for Class A and B Shares prior to September 11, 2000 is based on the Master Portfolio and has been adjusted to reflect applicable sales charges, Rule 12b-1 fees and other expenses applicable to each respective share class.

Sterling Capital Equity Index Fund | Prospectus, Institutional Class
Summary Sterling Capital Equity Index Fund (formerly BB&T Equity Index Fund)
Investment Objective
The Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the Standard & Poor’s 500® Index (the “S&P 500® Index”).
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	[1]
Shareholder Fees	Sterling Capital Equity Index Fund Institutional Class, Sterling Capital Equity Index Fund
Shareholder Fees Column [Text]	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses	Sterling Capital Equity Index Fund Institutional Class, Sterling Capital Equity Index Fund
Operating Expenses Column [Text]	Institutional Shares
Management Fees	0.05%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.70%
Total Annual Fund Operating Expenses	0.75%

Example	[2]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Sterling Capital Equity Index Fund Institutional Class, Sterling Capital Equity Index Fund	Institutional Shares	77	240	417	930

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Sterling Capital Equity Index Fund Institutional Class, Sterling Capital Equity Index Fund	Institutional Shares	77	240	417	930

Portfolio Turnover
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Master Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Strategy

To pursue its investment objective, the Fund presently invests all of its assets in the Master Portfolio, which is a series of Master Investment Portfolio, an open-end, management investment company. The Master Portfolio has substantially the same investment objective as the Fund. For simplicity's sake, all discussions of the Fund's investment objective, strategies, and risks refer also to the Master Portfolio's objective, strategies, and risks, unless otherwise indicated.

The Master Portfolio seeks to replicate the total return performance of the S&P 500® Index, which is a widely used measure of large U.S. company stock performance. The S&P 500® Index consists of the common stocks of 500 major corporations selected according to:

• Size

• Frequency and ease of stock trading, and

• Representation of the size and diversity of the American economy.

The weightings of stocks in the S&P 500® Index are based on each stock’s relative total float-adjusted market value of outstanding shares, that is, its market price per share times the number of shares readily available to the general public for trading purposes. The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500® Index. The Master Portfolio is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Master Portfolio’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500® Index.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Index Fund Risk: An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500® Index as closely as possible, it will tend to underperform the index to some degree over time.

Index Investing: The Fund attempts to track the performance of the S&P 500® Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. The Fund reserves the right to concentrate its investments with respect to investments in any industry in which the S&P 500® Index becomes concentrated to the same degree during the same period. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry. Imperfect correlation between the Fund's portfolio securities and those in the S&P 500® Index, Fund fees and expenses, maintenance of cash balances to meet redemption requests, rounding of prices and changes to an index and regulatory policies may cause tracking error, which is the divergence of the Fund's performance from that of the Fund's benchmark index.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — stocks in the S&P 500® Index — will underperform other kinds of investments or market averages.

Investment Company Risk: Investing in the Master Portfolio subjects the Fund to the Master Portfolio’s risks, including the risk that the Master Portfolio will not perform as expected. As a shareholder in the Master Portfolio, the Fund, and indirectly the Fund’s shareholders, bear a ratable share of the Master Portfolio’s expenses, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

Selection Risk: Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

For more information about the Fund's risks, please see the Fund's prospectus or Statement of Additional Information (“SAI”).

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5, and 10 years and since the Fund's inception compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31	[3]

Best quarter: 15.86% 06/30/09 Worst quarter: –21.93% 12/31/08
Average Annual Total Returns as of December 31, 2010	[3]
Average Annual Total Returns Sterling Capital Equity Index Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Institutional Class, Sterling Capital Equity Index Fund	Institutional Shares	Return Before Taxes		14.41%	1.82%	0.94%	7.51%	May 1, 2007
Return After Taxes on Distributions Institutional Class, Sterling Capital Equity Index Fund	Institutional Shares	Return After Taxes on Distributions		14.14%	1.56%	0.67%	7.33%	May 1, 2007
Return After Taxes on Distributions and Sale of Fund Shares Institutional Class, Sterling Capital Equity Index Fund	Institutional Shares	Return After Taxes on Distributions and Sale of Fund Shares		9.66%	1.53%	0.72%	6.75%	May 1, 2007
S&P 500 Index		S&P 500® Index	(reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%	8.10%	Jun 30, 1993

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	The Shareholder Fees and Annual Fund Operating Expenses tables reflect the expenses of both the S&P 500 Stock Master Portfolio (the "Master Portfolio") and the Fund.
[2]	The Example reflects the expenses of both the Master Portfolio and the Fund.
[3]	Institutional Shares commenced operations on May 1, 2007. For the period from September 11, 2000 to April 30, 2007, the performance data includes the performance of the Fund's Class A Shares. Institutional and Class A Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes or the Master Portfolio have different expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000889284
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Sterling Capital Equity Index Fund | Class A, Sterling Capital Equity Index Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[1]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	671
3 Years	rr_ExpenseExampleYear03	925
5 Years	rr_ExpenseExampleYear05	1,199
10 Years	rr_ExpenseExampleYear10	1,979
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	671
3 Years	rr_ExpenseExampleNoRedemptionYear03	925
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,199
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,979
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(12.24%)
2002	rr_AnnualReturn2002	(22.56%)
2003	rr_AnnualReturn2003	28.28%
2004	rr_AnnualReturn2004	10.23%
2005	rr_AnnualReturn2005	4.43%
2006	rr_AnnualReturn2006	15.15%
2007	rr_AnnualReturn2007	4.85%
2008	rr_AnnualReturn2008	(37.35%)
2009	rr_AnnualReturn2009	25.60%
2010	rr_AnnualReturn2010	14.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.57%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.99%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Equity Index Fund | Class B, Sterling Capital Equity Index Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	578
3 Years	rr_ExpenseExampleYear03	851
5 Years	rr_ExpenseExampleYear05	1,049
10 Years	rr_ExpenseExampleYear10	1,931
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	949
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,931
Sterling Capital Equity Index Fund | Class C, Sterling Capital Equity Index Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	2,062
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	949
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,062
Sterling Capital Equity Index Fund | Institutional Class, Sterling Capital Equity Index Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	240
5 Years	rr_ExpenseExampleNoRedemptionYear05	417
10 Years	rr_ExpenseExampleNoRedemptionYear10	930
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(12.24%)
2002	rr_AnnualReturn2002	(22.56%)
2003	rr_AnnualReturn2003	28.28%
2004	rr_AnnualReturn2004	10.23%
2005	rr_AnnualReturn2005	4.43%
2006	rr_AnnualReturn2006	15.15%
2007	rr_AnnualReturn2007	4.74%
2008	rr_AnnualReturn2008	(37.24%)
2009	rr_AnnualReturn2009	26.36%
2010	rr_AnnualReturn2010	14.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Equity Index Fund | Prospectus, Class A, B and C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Equity Index Fund (formerly BB&T Equity Index Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the Standard & Poor’s 500® Index (the “S&P 500® Index”).
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 25 of the Fund’s prospectus and in “Sales Charges” on page 18 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts Abstract	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 25 of the Fund’s prospectus and in “Sales Charges” on page 18 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)	[3]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The Shareholder Fees and Annual Fund Operating Expenses tables reflect the expenses of both the S&P 500 Stock Master Portfolio (the "Master Portfolio") and the Fund.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example	[4]
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on April 30, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Master Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Strategy, Risks and Performance	scf889284_StrategyRisksAndPerformanceAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund presently invests all of its assets in the Master Portfolio, which is a series of Master Investment Portfolio, an open-end, management investment company. The Master Portfolio has substantially the same investment objective as the Fund. For simplicity’s sake, all discussions of the Fund’s investment objective, strategies, and risks refer also to the Master Portfolio’s objective, strategies, and risks, unless otherwise indicated.

The Master Portfolio seeks to replicate the total return performance of the S&P 500® Index, which is a widely used measure of large U.S. company stock performance. The S&P 500® Index consists of the common stocks of 500 major corporations selected according to:

• Size

•Frequency and ease of stock trading, and

•Representation of the size and diversity of the American economy.

The weightings of stocks in the S&P 500® Index are based on each stock’s relative total float-adjusted market value of outstanding shares, that is, its market price per share times the number of shares readily available to the general public for trading purposes. The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500® Index. The Master Portfolio is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Master Portfolio’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500® Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund presently invests all of its assets in the Master Portfolio, which is a series of Master Investment Portfolio, an open-end, management investment company.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Index Fund Risk: An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500® Index as closely as possible, it will tend to underperform the index to some degree over time.

Index Investing: The Fund attempts to track the performance of the S&P 500® Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. The Fund reserves the right to concentrate its investments with respect to investments in any industry in which the S&P 500® Index becomes concentrated to the same degree during the same period. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry. Imperfect correlation between the Fund’s portfolio securities and those in the S&P 500® Index, Fund fees and expenses, maintenance of cash balances to meet redemption requests, rounding of prices and changes to an index and regulatory policies may cause tracking error, which is the divergence of the Fund’s performance from that of the Fund’s benchmark index.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — stocks in the S&P 500® Index — will underperform other kinds of investments or market averages.

Investment Company Risk: Investing in the Master Portfolio subjects the Fund to the Master Portfolio’s risks, including the risk that the Master Portfolio will not perform as expected. As a shareholder in the Master Portfolio, the Fund, and indirectly the Fund’s shareholders, bear a ratable share of the Master Portfolio’s expenses, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

Selection Risk: Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31	[5]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 15.57% 06/30/09 Worst quarter: –21.99% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares will vary.
Sterling Capital Equity Index Fund | Prospectus, Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Equity Index Fund (formerly BB&T Equity Index Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the Standard & Poor’s 500® Index (the “S&P 500® Index”).
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)	[3]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The Shareholder Fees and Annual Fund Operating Expenses tables reflect the expenses of both the S&P 500® Stock Master Portfolio (the “Master Portfolio”) and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example	[4]
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Master Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Strategy, Risks and Performance	scf889284_StrategyRisksAndPerformanceAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund presently invests all of its assets in the Master Portfolio, which is a series of Master Investment Portfolio, an open-end, management investment company. The Master Portfolio has substantially the same investment objective as the Fund. For simplicity's sake, all discussions of the Fund's investment objective, strategies, and risks refer also to the Master Portfolio's objective, strategies, and risks, unless otherwise indicated.

The Master Portfolio seeks to replicate the total return performance of the S&P 500® Index, which is a widely used measure of large U.S. company stock performance. The S&P 500® Index consists of the common stocks of 500 major corporations selected according to:

• Size

• Frequency and ease of stock trading, and

• Representation of the size and diversity of the American economy.

The weightings of stocks in the S&P 500® Index are based on each stock’s relative total float-adjusted market value of outstanding shares, that is, its market price per share times the number of shares readily available to the general public for trading purposes. The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500® Index. The Master Portfolio is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Master Portfolio’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500® Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund presently invests all of its assets in the Master Portfolio, which is a series of Master Investment Portfolio, an open-end, management investment company.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Index Fund Risk: An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500® Index as closely as possible, it will tend to underperform the index to some degree over time.

Index Investing: The Fund attempts to track the performance of the S&P 500® Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. The Fund reserves the right to concentrate its investments with respect to investments in any industry in which the S&P 500® Index becomes concentrated to the same degree during the same period. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry. Imperfect correlation between the Fund's portfolio securities and those in the S&P 500® Index, Fund fees and expenses, maintenance of cash balances to meet redemption requests, rounding of prices and changes to an index and regulatory policies may cause tracking error, which is the divergence of the Fund's performance from that of the Fund's benchmark index.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — stocks in the S&P 500® Index — will underperform other kinds of investments or market averages.

Investment Company Risk: Investing in the Master Portfolio subjects the Fund to the Master Portfolio’s risks, including the risk that the Master Portfolio will not perform as expected. As a shareholder in the Master Portfolio, the Fund, and indirectly the Fund’s shareholders, bear a ratable share of the Master Portfolio’s expenses, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

Selection Risk: Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

For more information about the Fund's risks, please see the Fund's prospectus or Statement of Additional Information (“SAI”).

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An ivestment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5, and 10 years and since the Fund's inception compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5, and 10 years and since the Fund's inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31	[6]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 15.86% 06/30/09 Worst quarter: –21.93% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010	[6]
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Equity Index Fund | Return Before Taxes | Class A, Sterling Capital Equity Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.49%	[5]
5 Years	rr_AverageAnnualReturnYear05	0.43%	[5]
10 Years	rr_AverageAnnualReturnYear10	0.25%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.08%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 11, 2000
Sterling Capital Equity Index Fund | Return Before Taxes | Class B, Sterling Capital Equity Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
1 Year	rr_AverageAnnualReturnYear01	9.30%	[5]
5 Years	rr_AverageAnnualReturnYear05	0.67%	[5]
10 Years	rr_AverageAnnualReturnYear10	0.03%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 11, 2000
Sterling Capital Equity Index Fund | Return Before Taxes | Class C, Sterling Capital Equity Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
1 Year	rr_AverageAnnualReturnYear01	13.28%	[7]
5 Years	rr_AverageAnnualReturnYear05	0.87%	[7]
10 Years	rr_AverageAnnualReturnYear10	0.14%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2001
Sterling Capital Equity Index Fund | Return Before Taxes | Institutional Class, Sterling Capital Equity Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.41%
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10	0.94%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Sterling Capital Equity Index Fund | Return After Taxes on Distributions | Class A, Sterling Capital Equity Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.28%	[5]
5 Years	rr_AverageAnnualReturnYear05	0.21%	[5]
10 Years	rr_AverageAnnualReturnYear10	(0.01%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 11, 2000
Sterling Capital Equity Index Fund | Return After Taxes on Distributions | Institutional Class, Sterling Capital Equity Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.14%
5 Years	rr_AverageAnnualReturnYear05	1.56%
10 Years	rr_AverageAnnualReturnYear10	0.67%
Since Inception	rr_AverageAnnualReturnSinceInception	7.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Sterling Capital Equity Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Sterling Capital Equity Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.10%	[5]
5 Years	rr_AverageAnnualReturnYear05	0.35%	[5]
10 Years	rr_AverageAnnualReturnYear10	0.13%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 11, 2000
Sterling Capital Equity Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Sterling Capital Equity Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.66%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	0.72%
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Sterling Capital Equity Index Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993

[1]	The Fund's Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A Shares of the Fund to 0.25% for the period from May 1, 2011 through April 30, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.
[2]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
[3]	The Shareholder Fees and Annual Fund Operating Expenses tables reflect the expenses of both the S&P 500 Stock Master Portfolio (the "Master Portfolio") and the Fund.
[4]	The Example reflects the expenses of both the Master Portfolio and the Fund.
[5]	Performance information for Class A and B Shares prior to September 11, 2000 is based on the Master Portfolio and has been adjusted to reflect applicable sales charges, Rule 12b-1 fees and other expenses applicable to each respective share class.
[6]	Institutional Shares commenced operations on May 1, 2007. For the period from September 11, 2000 to April 30, 2007, the performance data includes the performance of the Fund's Class A Shares. Institutional and Class A Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes or the Master Portfolio have different expenses.
[7]	Performance for Class C Shares for periods prior to inception on May 1, 2001 is based on Class B Share performance.